Use of judgments and estimates	12 Months Ended
Dec. 31, 2023
Use of judgments and estimates
Use of judgments and estimates
5	Use of judgments and estimates

In preparing these consolidated financial statements, Management has made judgments and estimates about the future, that affect the application of the Group’s accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to estimates are recognized prospectively.

a.     Judgments

Information about judgments made in the application of accounting policies that have the most significant effects on the amounts recognized in the financial statements are included in the following note:

•	Note 14 – lease term: whether the Group is reasonably certain to exercise extension options;

b.     Assumptions and estimation uncertainties

Information about assumptions and estimation uncertainties at the reporting date that have a significant risk of resulting in a material adjustment to the carrying amounts of assets and liabilities within the next fiscal year is included in the following notes:

•	Note 9 – acquisition of subsidiary: fair value of the consideration transferred (including contingent consideration), and fair value of identifiable intangibles;
•	Note 13 – impairment test of intangible assets and goodwill: key assumptions underlying recoverable amounts; and
•	Note 25 – recognition of deferred tax assets: availability of future taxable profit against which deductible temporary differences and tax losses carried forward can be utilized.

c.     Measurement of fair values

A number of the Group’s accounting policies and disclosures require the measurement of fair values, for both financial and non-financial assets and liabilities.

The Group has established an internal process with respect to the measurement of fair value. This includes the review of significant fair value measurements, significant unobservable data and valuation adjustments. If third-party information, such as broker quotes or pricing services, is used to measure fair values, this information is evaluated to support the conclusion that such valuations meet the requirements of the Accounting Standards, including the level in the fair value hierarchy in which the valuations should be classified.

When measuring the fair value of an asset or a liability, the Group uses observable market data as much as possible. Fair values are categorized into different levels in a fair value hierarchy based on the inputs used in the valuation techniques as follows:

•	Level 1: Quoted prices (not adjusted) in active markets for identical assets or liabilities.
•	Level 2: Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices).
•	Level 3: Inputs for the asset or liability that are not based on observable market data (unobservable inputs).

If the inputs used to measure the fair value of an asset or liability fall into different levels of the fair value hierarchy, then the fair value measurement is categorized in its entirety in the same level of fair value hierarchy as the lowest level input that is significant to the entire measurement.

The Group recognizes transfers between levels of the fair value hierarchy at the end of the reporting period during which the changes have occurred.

Further information about the assumptions made in measuring fair values is included in the following notes:

•	Note 9 – business combination – acquisition of subsidiary;
•	Note 20 – share-based payment transactions and the compensation for the cancellation of the share based plan; and
•	Note 27 – financial instruments.